4. Acquisition of SDA Mill	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Acquisition of SDA Mill

Note 4 – Acquisition of SDA Mill

On March 3, 2017 the Company entered into a Memorandum of Understanding (“MOU”) with Rose Petroleum plc (“Rose”), a multi-asset natural resource business, to purchase an operating flotation plant that also includes a precious metals leach circuit and associated assets, licenses and agreements (together, the “SDA Mill”) located in the State of Nayarit, Mexico.

Prior to closing, all of the assets and operations related to the SDA Mill were transferred to a newly incorporated entity, Minerales Vane 2 S.A. de C.V. (“Minerales Vane 2”). Effective November 30, 2017, the Company’s newly incorporated wholly-owned subsidiary, Magellan Acquisition Corporation (“MAC”), acquired 100% of the issued and outstanding shares of Minerales Vane 2.

The total purchase price for the SDA Mill was determined to be $1,476,025 which consisted of $850,000 cash, a $50,000 promissory note, the $50,000 non-refundable option payment, the $100,000 paid for the option-to-purchase extension, and 14,200,834 shares of common stock (the “Shares”) with a fair value of $426,025. The note was non-interest bearing and was paid in full April 12, 2018. This note was grouped with Notes Payable Related Party due to Rose’s share ownership in the Company. The Shares will be held in escrow for a period of 12 months and the Company has the option to repurchase the Shares from Rose for the sum of $500,000 in the first six months and $550,000 in months 7 to 12.

On April 12, 2018, the Company satisfied its note payable in the amount of $50,000 in favor of Rose Petroleum, plc in respect of the purchase of the SDA Mill, as required under terms of the Stock Purchase Agreement.

Subsequent to the purchase of the SDA Mill, the Company and Rose Petroleum executed an IVA Agreement which implemented the provisions of the Stock Purchase Agreement with respect to the payment of the IVA Tax assessed by the Mexican taxing authorities on the sale and purchase of the IVA Mill. Under the terms of the IVA Agreement, Rose Petroleum advanced the IVA tax, in Mexican Pesos, for the payment of the IVA tax, approximately $260,000. The Company has agreed that all future tax credits or refunds that it receives from the Mexican taxing authority will be paid over to Rose until such time as Rose has recouped the advance, in full. Mr. Carson executed a Guaranty of the Company's obligations under the IVA Agreement effective March 8, 2018.

In March 2018, the Company and Rose Petroleum, plc satisfied their respective obligations for payment of Mexican VAT on purchase of the SDA Mill, as required under terms of the Stock Purchase Agreement.

Pro forma results of operations for the nine months ended 2017 as though the Company had acquired the SDA Mill on the first day of the fiscal year of 2017 are set forth below:

September 30,
2017
Pro Forma

Net Sales	$234,856

Operating Expenses	2,238,594

Net Loss	$(2,003,738)

Note 5 – Acquisition of SDA Mill

On March 3, 2017 the Company entered into a Memorandum of Understanding (“MOU”) with Rose Petroleum plc (“Rose”), a multi-asset natural resource business, to purchase an operating floatation plant that also includes a precious metals leach circuit and associated assets, licenses and agreements (together, the “SDA Mill”) located in the State of Nayarit, Mexico, for a total consideration at closing of US$1.5 million, payable in $1,000,000 in cash and $500,000 in restricted common stock of Magellan. Under the terms of the MOU, in consideration of a non-refundable $50,000 option payment, the Company was granted an option until June 3, 2017 to purchase the SDA Mill. The option period was extended for an additional 60 days with another $100,000 option payment to be applied towards the cash component of the purchase price.

On July 31, 2017, the Company executed Amendment No. 1 to the Memorandum of Understanding (“MOU”) dated March 3, 2017. The amendment provides that on or before August 15, 2017, the Company shall provide the seller executed irrevocable bridge loan commitments representing an aggregate of not less than $900,000 in commitments available to fund the purchase transaction. In addition, the agreement requires the Company to reimburse the seller for certain employee holding and mill maintenance costs for the months of August and September 2017 at a total of $25,300 for each month. The Company paid both the August and September reimbursements as agreed upon and the payments are included in General and Adminstrative expenses for the year ended December 31, 2017.

On August 14, 2017, as required by Amendment No. 1 to the “MOU”, the Company provided the seller executed bridge loan commitments aggregating $900,000 available to fund the purchase transaction. The Company’s provision of the commitment letters effectively resulted in the extension of the purchase option until the transaction closed.

On October 17, 2017, the Company amended the agreement to include the acquisition of Minerales VANE Operaciones (“MVO”) for $2,500 as soon as practicable following the Closing Date, rather than prior to the Closing Date. At December 31, 2017, the Company had not obtained control of MVO. Magellan subsequently acquired control of MVO in January 2018 and paid for it in April 2018.

Prior to closing, all of the assets and operations related to the SDA Mill were transferred to a newly incorporated entity, Minerales Vane 2 S.A. de C.V.  (“Minerales Vane 2”). Magellan purchased 100% of the issued and outstanding shares of Minerales Vane 2. Effective November 30, 2017, the Company’s newly incorporated wholly-owned subsidiary, Magellan Acquisition Corporation (“MAC”), acquired Minerales Vane 2.

On November 30, 2017, as disclosed above, the transaction closed for the agreed upon price of approximately US$1.5 million, consisting of $1,000,000 in cash, $50,000 non-refundable option payment, including the $100,000 option extenstion payment, and $500,000 in restricted common stock of Magellan. Based upon the volume weighted average price per share of Magellan Gold stock for the 30 calendar days preceeding the closing date, 14,200,834 shares of stock were issued.in connection with the transaction.

The total purchase price for the SDA Mill was determined to be $1,476,025 which consisted of $850,000 cash, a $50,000 promissory note, the $50,000 non-refundable option payment, the $100,000 previously paid for the option-to-purchase extension, and 14,200,834 shares of common stock (the “Shares”) with a fair value of $426,025. The note is non-interest bearing and due on March 10, 2018.  The Shares will be held in escrow for a period of 12 months and the Company has the option to repurchase the Shares from Rose for the sum of $500,000 in the first six months and $550,000 in months 7 to 12.

The acquisition of Minerales Vane 2 has been accounted for as a business combination whereby the purchase price was allocated to assets acquired and liabilities assumed.  The Company performed a valuation analysis of the fair market value the SDA Mill’s assets and liabilities. The following table summarizes the preliminary allocation of the purchase price to the assets acquired and liabilities assumed as of the acquisition date:

Purchase Price
Cash	$850,000
Note payable	50,000
Option payments	150,000
Common stock	426,025
Total Purchase Price	$1,476,025

Allocation of Purchase Price
Crushing equipment	$254,000
Grinding equipment	272,000
Flotation equipment	156,000
Tailings machinery	6,000
Concentrate machinery	17,000
Water machinery	12,000
Feed	14,000
Grinding machinery	218,000
Leaching machinery	54,000
Precipitation plant	130,000
Lab equipment	15,000
Tailings dam	50,000
Office and warehouse assets	35,000
Asset retirement obligation	(122,024)
Goodwill	365,049
Net assets acquired	$1,476,025

Unaudited pro forma results of operations for the years ended December 31, 2017 and 2016 as though the Company had acquired the SDA Mill on the first day of each fiscal year are set forth below:

	December 31, 2017	December 31, 2016
	Pro Forma	Pro Forma

Net Sales	$305,272	$840,961

Operating Expenses	2,995,145	2,208,286

Net Loss	$(2,689,873)	$(1,367,325)